Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Computers and electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	3 years
Furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	7 years
Vehicles [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	6 years
Vehicles [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	7 years
Leasehold Improvement [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	3 years
Leasehold Improvement [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	7 years